6. STOCKHOLDERS' DEFICIT (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stockholders Deficit Tables
Number of Warrants Outstanding, Beginning	18,000,000
Number of Warrants Granted	10,200,000	10,000,000
Number of Warrants Exercised	(10,000,000)	(10,000,000)
Number of Warrants Cancelled/Forfeited
Number of Warrants Outstanding, Ending	18,200,000	18,000,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.001
Weighted Average Exercise Price Granted	$ 0.001
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding, Ending	$ 0.001	$ 0.001
Weighted Average Remaining Contractual Life (in years) Outstanding	2 years 1 month 6 days	2 years 10 months 24 days
Aggregate Intrinsic Value	$ 801,900	$ 918,000